Cover	Nov. 05, 2026
Document Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 05, 2026
Entity File Number	001-43039
Entity Registrant Name	BLACK SPADE ACQUISITION III CO
Entity Central Index Key	0002087087
Entity Tax Identification Number	00-0000000
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	Suite 2902, 29/F, The Centrium
Entity Address, Address Line Two	60 Wyndham Street
Entity Address, City or Town	Central
Entity Address, Country	HK
Entity Address, Postal Zip Code	00000
City Area Code	852
Local Phone Number	3955 1316
Written Communications	true
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Class A ordinary shares, $0.0001 par value, included as part of the units [Member]
Document Information [Line Items]
Title of 12(b) Security	Class A ordinary shares, $0.0001 par value, included as part of the units
Trading Symbol	BIII
Security Exchange Name	NYSE
Redeemable warrants, each whole warrant exercisable for one Class A ordinary share at an exercise price of $11.50, included as part of the units [Member]
Document Information [Line Items]
Title of 12(b) Security	Redeemable warrants, each whole warrant exercisable for one Class A ordinary share at an exercise price of $11.50, included as part of the units
Trading Symbol	BIIIW
Security Exchange Name	NYSE
Units, each consisting of one Class A ordinary share and one-third of one redeemable warrant [Member]
Document Information [Line Items]
Title of 12(b) Security	Units, each consisting of one Class A ordinary share and one-third of one redeemable warrant
Trading Symbol	BIIIU
Security Exchange Name	NYSE